SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES (Details)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating leases weighted average remaining lease term (in years)		2 years	3 years
Operating leases weighted average discount rate	9.00%	9.00%	9.00%
Operating leases weighted average remaining lease term (in years)		2 years
Minimum [Member]
Operating leases weighted average remaining lease term (in years)	1 year
Maximum [Member]
Operating leases weighted average remaining lease term (in years)	2 years